Share capital and share base payments - Share Based Payments (Details)															12 Months Ended
	Aug. 05, 2020 shares	Jul. 13, 2020 shares	Jul. 03, 2019 shares	Apr. 29, 2019 shares	Jan. 14, 2019 shares	Nov. 20, 2018 shares	Apr. 03, 2018 shares	Sep. 20, 2017 shares	Dec. 30, 2016 shares	Oct. 21, 2016 shares	Jul. 01, 2015 shares	Apr. 27, 2015 shares	Jul. 16, 2014 shares	Jul. 17, 2013 shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares
Warrant
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															6,398,008	4,739,497	3,943,202
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															418,263	77,676	50,521
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															1,552,225	1,382,654	1,145,643
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															4,427,520	3,279,167	2,747,038
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															5,869,143	4,810,448	4,862,100
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															650,000	650,000	650,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															395,000	395,000	395,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															255,000	255,000	255,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															255,000	255,000	255,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 2.04	€ 2.04	€ 2.04
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															146,050	146,050	146,050
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															85,950	84,450	83,700
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															60,100	61,600	62,350
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															60,100	61,600	62,350
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 2.04	€ 2.04	€ 2.04
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											1,050,382				1,050,382	1,050,382	1,050,382
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															2,720	2,720	2,720
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															1,940	1,940	1,940
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															1,045,722	1,045,722	1,045,722
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															1,045,722	1,045,722	1,045,722
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 7.20	€ 7.20	€ 7.20
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										2,000					2,000	2,000	2,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															550	550	450
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															1,450	1,450	1,550
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															188,500	188,500	310,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0	€ 0
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										2,486					2,486	2,486	2,486
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															251	251	179
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															50	5	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															2,185	2,230	2,307
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															284,050	289,900	461,400
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0	€ 0
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										50,000					50,000	50,000	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															50,000	50,000	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															0	0	50,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															0	0	50,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0	€ 0
AGA Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										99,932							99,932
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	1,162
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	98,770
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 0
AGAP 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																	3,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															3,000	3,000	3,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																	600,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 0
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)									250,000						250,000	250,000	250,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															250,000	250,000	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															0	0	250,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															0	0	250,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0	€ 0
AGA Employees 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)									149,943								149,943
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	4,965
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	144,978
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 0
AGA Bonus 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)								114,500									28,556
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	6,501
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	22,055
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 0
AGAP Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)							5,725										5,725
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	144
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															4,892	5,339	5,581
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																	558,100
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 0
AGAP Management 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)							2,400										2,400
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	400
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															1,600	2,000	2,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																	200,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 0
AGA Employees 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)							28,556								114,500	114,500	114,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															4,000	4,000	4,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															110,500	110,500	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															0	0	110,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															0	0	110,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0	€ 0
AGA Bonus Management 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																	67,028
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																	67,028
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																	67,028
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 0
AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)						327,500											327,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															242,500	307,500	327,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																	327,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 0
AGA Perf Management 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)						260,000											260,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															200,000	230,000	230,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)																	230,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 0
BSA 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																	225,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																	133,060
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															41,940	66,940	91,940
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															41,940	66,940	91,940
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares																	€ 1.77
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)														237,500	237,500	237,500	237,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															191,140	191,140	191,140
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															46,360	46,360	46,360
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															46,360	46,360	46,360
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 2.36	€ 2.36	€ 2.36
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)													150,000		150,000	150,000	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															75,000	75,000	75,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															75,000	75,000	75,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															75,000	75,000	75,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 8.65	€ 8.65	€ 8.65
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)												70,000			70,000	70,000	70,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															70,000	70,000	70,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															70,000	70,000	70,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 9.59	€ 9.59	€ 9.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											14,200				14,200	14,200	14,200
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															14,200	14,200	14,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															14,200	14,200	14,200
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 14.05	€ 14.05	€ 14.05
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)								37,000							37,000	37,000	37,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															37,000	37,000	37,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															37,000	37,000	37,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 11.00	€ 11.00	€ 11.00
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										3,000					3,000	3,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															3,000	3,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															333,000	333,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															5,725	5,725
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															833	386
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															4,892	5,339
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															489,200	533,900
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															2,400	2,400
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															800	400
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															1,600	2,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															160,000	200,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)					90,650										67,028	67,028
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															469	469
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															66,559	66,559
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGAP Perf Employees 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															327,500	327,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															85,000	20,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															242,500	307,500
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															242,500	307,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGAP Perf Management 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															260,000	260,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															60,000	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															200,000	230,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															200,000	230,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															90,650	90,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															5,000	5,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															85,650	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															0	85,650	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															0	85,650
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)				25,000											25,000	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															25,000	25,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															25,000	25,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)			57,376												57,376	57,376
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		57,376													57,376	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															0	57,376	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															0	57,376
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGAP 2019 Employees 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															546,700	546,700
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															86,100	13,900
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															460,600	532,800
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															460,600	532,800
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
AGAP 2019 Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															355,000	355,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															30,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															325,000	355,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															325,000	355,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0	€ 0
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															225,000	225,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		25,000													183,060	158,060
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															41,940	66,940
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															41,940	66,940
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 1.77	€ 1.77
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)		79,861													79,861
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															79,861	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															79,861
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	769,202														766,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															70,540
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															696,110	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															696,110
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)	710,000														710,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															710,000	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															710,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0
Stock Options 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															102,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)															72,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)															0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)															30,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)															30,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares															€ 0